United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Check here if Amendment [ x ];  Amendment Number: 1
This Amendment (Check only one.):
[ x ] is a restatement
[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     UBS AG, New York Branch
Address:       10 E. 50th Street
          New York, New York  10022

13F File Number:  28-7344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting
Manager:

Name:          Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891
Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
Stamford, Connecticut   April 3, 2001

Report Type  (Check only one.):

[ x ]   13F Holdings Report.
[   ]   13F Notice
[   ]   13F Combination Report.
List of Other Included Managers:   None

Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:
296,071 (thousands)

FORM 13F INFORMATION TABLE


ISSUER            ISSUE     CUSIP      MARKET QUANTITY INVEST OTHER  VOTING
                                       VALUE           DISCRTN MGR   AUTHOR
ABBOTT LABS       COM       002824100     726   20,000 SHARED NA    NONE
AEGON NV     ORD AMER REG   007924103     811    8,490 SHARED NA    NONE
BAXTER INT INC    COM       071813109  14,592  232,316 SHARED NA    NONE
BP AMOCO PLC   SPONS ADR    055622104     467    7,871 SHARED NA    NONE
BRISTOL MYERS     COM       110122108     725   11,300 SHARED NA    NONE
SANTA FE CORP     COM       12189T104  18,165  749,091 SHARED  NA   NONE
CHASE MANHATTAN   COM       16161A108     208    2,672 SHARED  NA   NONE
CIGNA CORP        COM       125509109  13,998  173,751 SHARED  NA   NONE
CISCO SYSTEMS     COM       17275R102     589    5,500 SHARED  NA   NONE
COMPAQ COMPUTER   COM       204493100   8,957  330,970 SHARED  NA   NONE
COMPUWARE CORP    COM       205638109  11,241  301,768 SHARED  NA   NONE
DELPHI AUTOMOTIVE COM       247126105   3,091  196,259 SHARED  NA   NONE
DOMINION RESOURC  COM        25747014   7,506  191,230 SHARED  NA   NONE
ELECTRONIC DATA   COM       285661104  19,660  293,713 SHARED  NA   NONE
EMERSON ELEC CO   COM       291011104   8,667  151,056 SHARED  NA   NONE
EXXON MOBIL CORP  COM       30231G102     388    4,814 SHARED  NA   NONE
FDX CORPORATION   COM       31304N107  15,986  390,497 SHARED  NA   NONE
FEDERATED DEPT    COM       31410H101   6,622  130,965 SHARED  NA   NONE
FIRST DATA        COM       319963104  15,419  312,689 SHARED  NA   NONE
FLEETBOSTON FINCL COM       339030108   7,587  217,940 SHARED  NA   NONE
GENERAL ELECTRIC  COM       369604103   2,929   18,928 SHARED  NA   NONE
GENERAL INSTRMNT  COM       370120107     249    2,926 SHARED  NA   NONE
GTE CORP          COM       362320103     220    3,120 SHARED  NA   NONE
HOUSEHOLD INTL    COM       441815107  10,017  268,900 SHARED  NA   NONE
ILLINOIS TOOL WRK COM       452308109   4,501   66,627 SHARED  NA   NONE
IBM               COM       459200101     426    3,946 SHARED  NA   NONE
JOHNSON & JOHNSON COM       478160104     622    6,674 SHARED  NA   NONE
KIMBERLY CLARK    COM       494368103  14,078  215,142 SHARED  NA   NONE
LILLY (ELI) & CO  COM       532457108  10,983  165,161 SHARED  NA   NONE
LOCKHEED MARTIN   COM       539830109   9,074  414,826 SHARED  NA   NONE
LUCENT TECH       COM       549463107   1,037   13,824 SHARED  NA   NONE
MASCO CORP.       COM       574599106   7,488  295,085 SHARED  NA   NONE
MATTEL INC        COM       577081102   3,622  275,970 SHARED  NA   NONE
MCDONALDS CORP    COM       580135101     210    5,220 SHARED  NA   NONE
MELLON FINANCIAL  COM       58551A108     511   14,996 SHARED  NA   NONE
MORGAN J P & CO   COM       616880100     644    5,088 SHARED  NA   NONE
MOTOROLA INC      COM       620076109     945    6,416 SHARED  NA   NONE
NEW YORK TIMES CO CLASS A   650111107   2,646   53,862 SHARED  NA   NONE
NEWELL RUBBERMAID COM       651229106   5,135  177,078 SHARED  NA   NONE
NEXTEL COMM       CLASS A   65332V103     243    2,360 SHARED  NA   NONE
PEPSICO INC       COM       713448108     470   13,340 SHARED  NA   NONE
PHILIP MORRIS COS COM       718154107   5,144  223,643 SHARED  NA   NONE
PRAXAIR INC       COM       74005P104   5,787  115,021 SHARED  NA   NONE
QUALCOMM INC      COM       747525103     268    1,520 SHARED  NA   NONE
RAYTHEON CO.      CLASS B   755111408   5,189  195,360 SHARED  NA   NONE
SBC               COM       78387G103   2,741   56,216 SHARED  NA   NONE
SUN MICROSYSTEMS  COM       866810104     201    2,600 SHARED  NA   NONE
SYSCO CORP        COM       871829107     760   19,200 SHARED  NA   NONE
TELEFONICA SA SPONS ADR     879382208     401    5,091 SHARED  NA   NONE
UNITED HEALTHCARE COM       910581107   9,700  182,580 SHARED  NA   NONE.
US BANCORP (DELWR)COM       902973106   3,700  155,393 SHARED  NA   NONE
US WEST INC (NEW) COM       91273H101   8,181  113,628 SHARED  NA   NONE
WELLS FARGO & CO  COM       949746101  16,387  405,241 SHARED  NA   NONE
WIT CAPITAL GROUP COM       97737K309     170   10,000 SHARED  NA   NONE
XEROX CORP        COM       984121103   5,987  263,907 SHARED  NA   NONE